Investments (Narrative) (Details)								1 Months Ended							12 Months Ended
	Feb. 05, 2020 USD ($) shares	Feb. 04, 2020 USD ($)	Nov. 04, 2019 $ / shares	Nov. 04, 2019 USD ($)	May 07, 2019 USD ($) $ / shares	May 07, 2019 USD ($) shares	Sep. 06, 2018 USD ($)	Feb. 04, 2020 USD ($) shares	Nov. 22, 2019 USD ($)	Sep. 20, 2019 USD ($) shares	Apr. 24, 2019 $ / shares	Apr. 24, 2019 USD ($) shares	Apr. 16, 2019 $ / shares	Apr. 16, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($) $ / shares	Feb. 04, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 $ / shares	Oct. 31, 2018 $ / shares	May 31, 2018 $ / shares
Disclosure Of Investments [Line Items]
Proceeds from sale															$ 6,477,510		$ 462,303
Proceeds from issuing shares															25,100,459		$ 3,431,294
Derivative liability															$ 0					$ 1,990,788	$ 0
Class B shares
Disclosure Of Investments [Line Items]
Share issue price per share | $ / shares			$ 20.10
Proceeds from issuing shares				$ 3,455,898
Pharmadrug Inc.
Disclosure Of Investments [Line Items]
Number of investment shares sold | shares															13,562,387
Proceeds from sale															$ 652,081
Pharmadrug Inc. | Share Exchange Agreement
Disclosure Of Investments [Line Items]
Number of shares acquired | shares												13,562,386		13,562,387
Share price per share | $ / shares											$ 0.2212		$ 0.2212
Pharmadrug Inc. | Share Exchange Agreement | Class B shares
Disclosure Of Investments [Line Items]
Number of shares issued in share exchange | shares										61,892		65,577		65,577
Share issue price per share | $ / shares											$ 45.75		$ 45.75
Value of shares issued in share exchange												$ 2,256,900		$ 2,256,900
Loss on change in fair value of derivative liability										$ 1,069,798
Cannara Biotech Inc. | Class B shares
Disclosure Of Investments [Line Items]
Number of investment shares sold | shares	85,003,750
Proceeds from sale	$ 5,825,429
Gain (loss) on sale of investment	$ (997,208)
Clover Cannastrip Thin Film Technologies Corp.
Disclosure Of Investments [Line Items]
Value of subscribed equity units in brokered private placement							$ 1,128,450
High Tide Inc.
Disclosure Of Investments [Line Items]
Number of shares held | shares															4,551,999
Number of warrants held | shares															2,000,000
Proceeds from sale of shares and warrants									$ 462,303
HUGE Shops
Disclosure Of Investments [Line Items]
Number of shares held | shares															17,333,333
Subscription price per share | $ / shares																						$ 0.075
Percentage of decline in fair value of investment															0.00%
Change in fair value of investment due to ten percent change in assumptions used															$ 285
SciCann Therapeutics Inc.
Disclosure Of Investments [Line Items]
Number of shares held | shares															117,648
Subscription price per share | $ / shares																							$ 17	$ 17
Percentage of decline in fair value of investment															65.00%
Change in fair value of investment due to ten percent change in assumptions used															$ 36,372
Solarvest BioEnergy Inc.
Disclosure Of Investments [Line Items]
Share price per share | $ / shares																$ 0.19		$ 0.19
Number of shares held | shares						3,000,000
Number of warrants held | shares						3,000,000
Principal amount of convertible debenture					$ 1,805,520	$ 1,805,520
Fair value of shares and warrants acquired					2,256,900	2,256,900
Exercise price of warrants | $ / shares																0.25		0.25
Quoted market price of investments | $ / shares																$ 0.19		$ 0.19
Risk free rate of warrants																		0.20%
Expected volatility of warrants																		112.00%
Expected term of warrants																		4 months 6 days
Expected dividend yield																		0.00%
Solarvest BioEnergy Inc. | Share Exchange Agreement
Disclosure Of Investments [Line Items]
Derivative financial liabilities					376,150	376,150
Guaranteed minimum liquidation value of shares					$ 2,256,900	$ 2,256,900										$ 2,256,900		$ 2,256,900
Solarvest BioEnergy Inc. | Share Exchange Agreement | Class B shares
Disclosure Of Investments [Line Items]
Number of shares issued in share exchange | shares						49,751		225,371
Share issue price per share | $ / shares					$ 50.25
Value of shares issued in share exchange						$ 1,880,750
Derivative liability																			$ 1,990,788
Solarvest BioEnergy Inc. | Share exchange agreement
Disclosure Of Investments [Line Items]
Value of shares issued in share exchange		$ 1,356,373
Loss on change in fair value of derivative liability																$ 225,371
Gain on settlement of derivative liability		634,415						$ 634,415
Derivative liability		$ 1,990,788						$ 1,990,788